Fees Summary	Aug. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 850,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	117,385.00
Total Offset Amount	0.00
Net Fee	$ 117,385.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A